N-4	May 01, 2023 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account I of National Integrity Life Ins Co
Entity Central Index Key	0000802222
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within seven years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you purchased a contract and withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions. Specifically, you have 12 free transfers during a Contract Year, and we charge $20 for each additional transfer during that Contract Year.
Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
Annual Fee	Minimum	Maximum
1. Base contract	1.15% [1]	1.15% [1]
2. Investment options (Fund fees and expenses)	0.24% [2]	2.01% [2]
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% [3,4]	1.35% [3]
(1) The Base Contract expense consists of the mortality and expense risk charge, which is determined on an annualized basis as a percentage of the value in the Variable Account Options, plus the effect of the $30 annual administrative charge. Assuming an Account Value of $100,000, the $30 administrative charge is waived.
(2) As a percentage of Fund net assets. The expenses listed are for the year ended 12/31/22, and will vary from year to year.
(3) The minimum charge corresponds to the Highest Anniversary Death Benefit and is a percentage of the value in the Variable Account Options. The maximum charge corresponds to the Guaranteed Lifetime Income Advantage Plus benefit, and is a percentage of the Benefit Base.
(4) An Added Value Option was previously available under AnnuiChoice I with a minimum charge of 0.15% on contracts sold prior to November 17, 2003.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,303.77	$4,094.33
Assumes:	Assumes:
•Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers,
      or withdrawals

Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract

Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•Withdrawal charges apply for up to seven years following your last contribution. Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period.

•The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).

• There are unique risks associated with each Fund, the Guaranteed Rate Option, and the Systematic Transfer Options. For example, with the Guaranteed Rate Option, you are exposed to a potential Market Value Adjustment, which could result in a reduction to your Account Value.

• You should review the prospectuses for the available Funds and the section of this prospectus concerning the Fixed Accounts before making an investment decision.
Principal Risks of Investing in the Contract Your Investment Options
Insurance Company Risks
• An investment in the contract is subject to the risks related to National Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of National Integrity Life. More information about National Integrity Life, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-433-1778.
Principal Risks of Investing in the Contract
Restrictions	Location in Prospectus
Investments
• National Integrity Life Insurance Company reserves the right to remove or substitute Portfolios as investment options available under the contract.

• We reserve the right to limit transfers if frequent or large transfers occur.

• If you have the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies. Similar investment option restrictions exist for the previously-offered Guaranteed Return Plus Rider and the Guaranteed Minimum Withdrawal Benefit Rider.

• The GRO Fixed Account option is subject to a market value adjustment, which can result in an up or down adjustment to your GRO value.

• The Systematic Transfer Option Fixed Account option is available for new contributions only.
National Integrity Life and the Separate Account Terms of your Variable Annuity Optional Benefits

Optional Benefits
• If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.

• Under the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the specified Investment Strategies.

• Under the GLIA Rider or GLIA Plus Rider, certain events result in automatic termination of the Rider (e.g., when you elect an Annuity Option other than an LPA Annuity Option for GLIA Plus, and when you elect an Annuity Option for GLIA).

• Under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of death benefit is reduced proportionally for withdrawals and associated charges.
• Under the Guaranteed Return Plus guaranteed minimum accumulation benefit, you are limited to allocating account value to one of three designated investment options.

• Under the previously-offered Added Value Option (AVO), it is possible that the cost of the AVO can exceed the sum of the amount credited to your contract under the AVO and any related earnings.
Optional Benefits
Taxes	Location in Prospectus
Tax Implications
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

• If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Tax Aspects of the Contract
Conflicts of Interest	Location in Prospectus
Investment Professional Compensation
• Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements may give investment professionals a financial incentive to offer or recommend the contract over another investment.
Commission Allowance and Additional Payments to Distributors
Exchanges
• Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the contract rather than continue to own your existing contract.
Commission Allowance and Additional Payments to Distributors

Charges for Early Withdrawals [Text Block]	If you withdraw money within seven years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn. For example, if you purchased a contract and withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Surrender Charge Phaseout Period, Years | Years	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]	In addition to withdrawal charges, you may also be charged for other transactions. Specifically, you have 12 free transfers during a Contract Year, and we charge $20 for each additional transfer during that Contract Year.
Ongoing Fees and Expenses [Table Text Block]

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within seven years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you purchased a contract and withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions. Specifically, you have 12 free transfers during a Contract Year, and we charge $20 for each additional transfer during that Contract Year.
Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
Annual Fee	Minimum	Maximum
1. Base contract	1.15% [1]	1.15% [1]
2. Investment options (Fund fees and expenses)	0.24% [2]	2.01% [2]
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% [3,4]	1.35% [3]
(1) The Base Contract expense consists of the mortality and expense risk charge, which is determined on an annualized basis as a percentage of the value in the Variable Account Options, plus the effect of the $30 annual administrative charge. Assuming an Account Value of $100,000, the $30 administrative charge is waived.
(2) As a percentage of Fund net assets. The expenses listed are for the year ended 12/31/22, and will vary from year to year.
(3) The minimum charge corresponds to the Highest Anniversary Death Benefit and is a percentage of the value in the Variable Account Options. The maximum charge corresponds to the Guaranteed Lifetime Income Advantage Plus benefit, and is a percentage of the Benefit Base.
(4) An Added Value Option was previously available under AnnuiChoice I with a minimum charge of 0.15% on contracts sold prior to November 17, 2003.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,303.77	$4,094.33
Assumes:	Assumes:
•Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers,
      or withdrawals

Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract

Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•Withdrawal charges apply for up to seven years following your last contribution. Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period.

•The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).

• There are unique risks associated with each Fund, the Guaranteed Rate Option, and the Systematic Transfer Options. For example, with the Guaranteed Rate Option, you are exposed to a potential Market Value Adjustment, which could result in a reduction to your Account Value.

• You should review the prospectuses for the available Funds and the section of this prospectus concerning the Fixed Accounts before making an investment decision.
Principal Risks of Investing in the Contract Your Investment Options
Insurance Company Risks
• An investment in the contract is subject to the risks related to National Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of National Integrity Life. More information about National Integrity Life, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-433-1778.
Principal Risks of Investing in the Contract
Restrictions	Location in Prospectus
Investments
• National Integrity Life Insurance Company reserves the right to remove or substitute Portfolios as investment options available under the contract.

• We reserve the right to limit transfers if frequent or large transfers occur.

• If you have the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies. Similar investment option restrictions exist for the previously-offered Guaranteed Return Plus Rider and the Guaranteed Minimum Withdrawal Benefit Rider.

• The GRO Fixed Account option is subject to a market value adjustment, which can result in an up or down adjustment to your GRO value.

• The Systematic Transfer Option Fixed Account option is available for new contributions only.
National Integrity Life and the Separate Account Terms of your Variable Annuity Optional Benefits

Optional Benefits
• If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.

• Under the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the specified Investment Strategies.

• Under the GLIA Rider or GLIA Plus Rider, certain events result in automatic termination of the Rider (e.g., when you elect an Annuity Option other than an LPA Annuity Option for GLIA Plus, and when you elect an Annuity Option for GLIA).

• Under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of death benefit is reduced proportionally for withdrawals and associated charges.
• Under the Guaranteed Return Plus guaranteed minimum accumulation benefit, you are limited to allocating account value to one of three designated investment options.

• Under the previously-offered Added Value Option (AVO), it is possible that the cost of the AVO can exceed the sum of the amount credited to your contract under the AVO and any related earnings.
Optional Benefits
Taxes	Location in Prospectus
Tax Implications
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

• If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Tax Aspects of the Contract
Conflicts of Interest	Location in Prospectus
Investment Professional Compensation
• Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements may give investment professionals a financial incentive to offer or recommend the contract over another investment.
Commission Allowance and Additional Payments to Distributors
Exchanges
• Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the contract rather than continue to own your existing contract.
Commission Allowance and Additional Payments to Distributors

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.15%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.15%
Base Contract (N-4) Footnotes [Text Block]	(1) The Base Contract expense consists of the mortality and expense risk charge, which is determined on an annualized basis as a percentage of the value in the Variable Account Options, plus the effect of the $30 annual administrative charge. Assuming an Account Value of $100,000, the $30 administrative charge is waived.
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.01%
Investment Options (of Other Amount) Minimum [Percent]	0.24%
Investment Options Footnotes [Text Block]	(2) As a percentage of Fund net assets. The expenses listed are for the year ended 12/31/22, and will vary from year to year.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.35%
Optional Benefits Footnotes [Text Block]	(3) The minimum charge corresponds to the Highest Anniversary Death Benefit and is a percentage of the value in the Variable Account Options. The maximum charge corresponds to the Guaranteed Lifetime Income Advantage Plus benefit, and is a percentage of the Benefit Base(4) An Added Value Option was previously available under AnnuiChoice I with a minimum charge of 0.15% on contracts sold prior to November 17, 2003.
Lowest and Highest Annual Cost [Table Text Block]

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within seven years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you purchased a contract and withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions. Specifically, you have 12 free transfers during a Contract Year, and we charge $20 for each additional transfer during that Contract Year.
Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
Annual Fee	Minimum	Maximum
1. Base contract	1.15% [1]	1.15% [1]
2. Investment options (Fund fees and expenses)	0.24% [2]	2.01% [2]
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% [3,4]	1.35% [3]
(1) The Base Contract expense consists of the mortality and expense risk charge, which is determined on an annualized basis as a percentage of the value in the Variable Account Options, plus the effect of the $30 annual administrative charge. Assuming an Account Value of $100,000, the $30 administrative charge is waived.
(2) As a percentage of Fund net assets. The expenses listed are for the year ended 12/31/22, and will vary from year to year.
(3) The minimum charge corresponds to the Highest Anniversary Death Benefit and is a percentage of the value in the Variable Account Options. The maximum charge corresponds to the Guaranteed Lifetime Income Advantage Plus benefit, and is a percentage of the Benefit Base.
(4) An Added Value Option was previously available under AnnuiChoice I with a minimum charge of 0.15% on contracts sold prior to November 17, 2003.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,303.77	$4,094.33
Assumes:	Assumes:
•Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers,
      or withdrawals

Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract

Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•Withdrawal charges apply for up to seven years following your last contribution. Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period.

•The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).

• There are unique risks associated with each Fund, the Guaranteed Rate Option, and the Systematic Transfer Options. For example, with the Guaranteed Rate Option, you are exposed to a potential Market Value Adjustment, which could result in a reduction to your Account Value.

• You should review the prospectuses for the available Funds and the section of this prospectus concerning the Fixed Accounts before making an investment decision.
Principal Risks of Investing in the Contract Your Investment Options
Insurance Company Risks
• An investment in the contract is subject to the risks related to National Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of National Integrity Life. More information about National Integrity Life, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-433-1778.
Principal Risks of Investing in the Contract
Restrictions	Location in Prospectus
Investments
• National Integrity Life Insurance Company reserves the right to remove or substitute Portfolios as investment options available under the contract.

• We reserve the right to limit transfers if frequent or large transfers occur.

• If you have the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies. Similar investment option restrictions exist for the previously-offered Guaranteed Return Plus Rider and the Guaranteed Minimum Withdrawal Benefit Rider.

• The GRO Fixed Account option is subject to a market value adjustment, which can result in an up or down adjustment to your GRO value.

• The Systematic Transfer Option Fixed Account option is available for new contributions only.
National Integrity Life and the Separate Account Terms of your Variable Annuity Optional Benefits

Optional Benefits
• If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.

• Under the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the specified Investment Strategies.

• Under the GLIA Rider or GLIA Plus Rider, certain events result in automatic termination of the Rider (e.g., when you elect an Annuity Option other than an LPA Annuity Option for GLIA Plus, and when you elect an Annuity Option for GLIA).

• Under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of death benefit is reduced proportionally for withdrawals and associated charges.
• Under the Guaranteed Return Plus guaranteed minimum accumulation benefit, you are limited to allocating account value to one of three designated investment options.

• Under the previously-offered Added Value Option (AVO), it is possible that the cost of the AVO can exceed the sum of the amount credited to your contract under the AVO and any related earnings.
Optional Benefits
Taxes	Location in Prospectus
Tax Implications
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

• If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Tax Aspects of the Contract
Conflicts of Interest	Location in Prospectus
Investment Professional Compensation
• Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements may give investment professionals a financial incentive to offer or recommend the contract over another investment.
Commission Allowance and Additional Payments to Distributors
Exchanges
• Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the contract rather than continue to own your existing contract.
Commission Allowance and Additional Payments to Distributors

Lowest Annual Cost [Dollars]	$ 1,303.77
Highest Annual Cost [Dollars]	$ 4,094.33
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes:
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers,
or withdrawals
Risks [Table Text Block]

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals
If you withdraw money within seven years following your last contribution, you may be assessed a withdrawal charge of up to 7% of the value of the contribution withdrawn.
For example, if you purchased a contract and withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $7000 on the contribution withdrawn.
Deductions and Charges
Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions. Specifically, you have 12 free transfers during a Contract Year, and we charge $20 for each additional transfer during that Contract Year.
Deductions and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
Annual Fee	Minimum	Maximum
1. Base contract	1.15% [1]	1.15% [1]
2. Investment options (Fund fees and expenses)	0.24% [2]	2.01% [2]
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% [3,4]	1.35% [3]
(1) The Base Contract expense consists of the mortality and expense risk charge, which is determined on an annualized basis as a percentage of the value in the Variable Account Options, plus the effect of the $30 annual administrative charge. Assuming an Account Value of $100,000, the $30 administrative charge is waived.
(2) As a percentage of Fund net assets. The expenses listed are for the year ended 12/31/22, and will vary from year to year.
(3) The minimum charge corresponds to the Highest Anniversary Death Benefit and is a percentage of the value in the Variable Account Options. The maximum charge corresponds to the Guaranteed Lifetime Income Advantage Plus benefit, and is a percentage of the Benefit Base.
(4) An Added Value Option was previously available under AnnuiChoice I with a minimum charge of 0.15% on contracts sold prior to November 17, 2003.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,303.77	$4,094.33
Assumes:	Assumes:
•Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers,
      or withdrawals

Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract

Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•Withdrawal charges apply for up to seven years following your last contribution. Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period.

•The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).

• There are unique risks associated with each Fund, the Guaranteed Rate Option, and the Systematic Transfer Options. For example, with the Guaranteed Rate Option, you are exposed to a potential Market Value Adjustment, which could result in a reduction to your Account Value.

• You should review the prospectuses for the available Funds and the section of this prospectus concerning the Fixed Accounts before making an investment decision.
Principal Risks of Investing in the Contract Your Investment Options
Insurance Company Risks
• An investment in the contract is subject to the risks related to National Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of National Integrity Life. More information about National Integrity Life, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-433-1778.
Principal Risks of Investing in the Contract
Restrictions	Location in Prospectus
Investments
• National Integrity Life Insurance Company reserves the right to remove or substitute Portfolios as investment options available under the contract.

• We reserve the right to limit transfers if frequent or large transfers occur.

• If you have the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies. Similar investment option restrictions exist for the previously-offered Guaranteed Return Plus Rider and the Guaranteed Minimum Withdrawal Benefit Rider.

• The GRO Fixed Account option is subject to a market value adjustment, which can result in an up or down adjustment to your GRO value.

• The Systematic Transfer Option Fixed Account option is available for new contributions only.
National Integrity Life and the Separate Account Terms of your Variable Annuity Optional Benefits

Optional Benefits
• If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.

• Under the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the specified Investment Strategies.

• Under the GLIA Rider or GLIA Plus Rider, certain events result in automatic termination of the Rider (e.g., when you elect an Annuity Option other than an LPA Annuity Option for GLIA Plus, and when you elect an Annuity Option for GLIA).

• Under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of death benefit is reduced proportionally for withdrawals and associated charges.
• Under the Guaranteed Return Plus guaranteed minimum accumulation benefit, you are limited to allocating account value to one of three designated investment options.

• Under the previously-offered Added Value Option (AVO), it is possible that the cost of the AVO can exceed the sum of the amount credited to your contract under the AVO and any related earnings.
Optional Benefits
Taxes	Location in Prospectus
Tax Implications
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

• If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Tax Aspects of the Contract
Conflicts of Interest	Location in Prospectus
Investment Professional Compensation
• Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements may give investment professionals a financial incentive to offer or recommend the contract over another investment.
Commission Allowance and Additional Payments to Distributors
Exchanges
• Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the contract rather than continue to own your existing contract.
Commission Allowance and Additional Payments to Distributors

Investment Restrictions [Text Block]
• National Integrity Life Insurance Company reserves the right to remove or substitute Portfolios as investment options available under the contract.

• We reserve the right to limit transfers if frequent or large transfers occur.

• If you have the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies. Similar investment option restrictions exist for the previously-offered Guaranteed Return Plus Rider and the Guaranteed Minimum Withdrawal Benefit Rider.

• The GRO Fixed Account option is subject to a market value adjustment, which can result in an up or down adjustment to your GRO value.

• The Systematic Transfer Option Fixed Account option is available for new contributions only.

Optional Benefit Restrictions [Text Block]
• If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In addition, withdrawals must be taken pro rata from your Investment Options.

• Under the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the specified Investment Strategies.

• Under the GLIA Rider or GLIA Plus Rider, certain events result in automatic termination of the Rider (e.g., when you elect an Annuity Option other than an LPA Annuity Option for GLIA Plus, and when you elect an Annuity Option for GLIA).

• Under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of death benefit is reduced proportionally for withdrawals and associated charges.
• Under the Guaranteed Return Plus guaranteed minimum accumulation benefit, you are limited to allocating account value to one of three designated investment options.

• Under the previously-offered Added Value Option (AVO), it is possible that the cost of the AVO can exceed the sum of the amount credited to your contract under the AVO and any related earnings.

Tax Implications [Text Block]
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

• If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.
• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	• Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements may give investment professionals a financial incentive to offer or recommend the contract over another investment.
Exchanges [Text Block]	• Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender or make withdrawals from the contract, or transfer contract value between Investment Options. State premium tax may also be deducted.[1]

Transaction Expenses

Deferred Sales Load - as a percentage of contributions [2]	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
THE FEES SET FORTH IN THE TABLES BELOW AND THE AMOUNTS SET FORTH IN THE EXPENSE EXAMPLES BELOW APPLY TO THE ANNUICHOICE II CONTRACTS. PLEASE SEE PART 10 OF THIS PROSPECTUS FOR INFORMATION CONCERNING THE PREVIOUSLY-OFFERED ANNUICHOICE I CONTRACTS.
Annual Contract Expenses (contracts other than AnnuiChoice I)

	Maximum Charge	Current Charge
Administrative Expenses [4]	$30	$30
Base Contract Expenses (assessed on value in Variable Account Options)[5]	1.15%	1.15%
Optional Living Benefits
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on the Payment Base) [6]	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on the Payment Base) [6]	1.60%	1.15%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [6]	2.00%	1.35%
_________________________________________________________
[1] State premium taxes currently range from 0% to 3.5%.
[2] Withdrawal charges decrease based on the age of each contribution. See Part 4.
[3] This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
[4] This is the Annual Administrative Charge, which will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.
[5] Base Contract expenses consist of the 1.15% mortality and expense risk charge. The 1.15% charge applies to AnnuiChoice contracts other than AnnuiChoice1. For details concerning AnnuiChoice I, see Part 10 of this prospectus.
[6] See Part 6. You may elect only one of these optional benefits: Individual GLIA, Spousal GLIA, or GLIA Plus.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. A complete list of Funds available under the contract, including their annual expenses, may be found at the back of this document in Appendix A – Funds Available Under The Contract.

Annual Fund Expenses*- for AnnuiChoice contracts other than AnnuiChoice I	Maximum	Minimum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	2.01%	0.24%
*The expenses listed are for the year ended December 31, 2022, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges that what is depicted here.
Example – AnnuiChoice contracts other than AnnuiChoice I

The example is intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Fund expenses.
Each example assumes that you invest $100,000 in the contract for the time periods indicated. Each example also assumes that your investment has a 5% return each year, and (except for the “no rider” example) assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
For Contracts Purchased On Or After March 1, 2015:*
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Fund operating expenses (2.01%), plus the maximum cost of the GLIA Plus Rider. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example.
Based on these assumptions, your costs would be:
Pinnacle (pre 1-1-12) Integrity     11
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$12,637	$22,259	$32,310	$61,024

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$5,637	$17,259	$29,310	$61,024

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Fund operating expenses (2.01%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$10,294	$15,051	$20,040	$35,585

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$3,294	$10,051	$17,040	$35,585
* If you purchased your contract before March 1, 2015, see Part 10 for expense examples.

Transaction Expenses [Table Text Block]	Transaction Expenses

Deferred Sales Load - as a percentage of contributions [2]	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

Deferred Sales Load (of Other Amount), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	Withdrawal charges decrease based on the age of each contribution. See Part 4.
Exchange Fee, Current [Dollars]	$ 20
Exchange Fee, Footnotes [Text Block]	This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses (contracts other than AnnuiChoice I)

	Maximum Charge	Current Charge
Administrative Expenses [4]	$30	$30
Base Contract Expenses (assessed on value in Variable Account Options)[5]	1.15%	1.15%
Optional Living Benefits
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on the Payment Base) [6]	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on the Payment Base) [6]	1.60%	1.15%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [6]	2.00%	1.35%
_________________________________________________________
[1] State premium taxes currently range from 0% to 3.5%.
[2] Withdrawal charges decrease based on the age of each contribution. See Part 4.
[3] This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
[4] This is the Annual Administrative Charge, which will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.
[5] Base Contract expenses consist of the 1.15% mortality and expense risk charge. The 1.15% charge applies to AnnuiChoice contracts other than AnnuiChoice1. For details concerning AnnuiChoice I, see Part 10 of this prospectus.
[6] See Part 6. You may elect only one of these optional benefits: Individual GLIA, Spousal GLIA, or GLIA Plus.

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	This is the Annual Administrative Charge, which will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.
Base Contract Expense (of Other Amount), Maximum [Percent]	1.15%
Base Contract Expense (of Other Amount), Current [Percent]	1.15%
Base Contract Expense, Footnotes [Text Block]	Base Contract expenses consist of the 1.15% mortality and expense risk charge. The 1.15% charge applies to AnnuiChoice contracts other than AnnuiChoice1. For details concerning AnnuiChoice I, see Part 10 of this prospectus.
Optional Benefit Expense, Footnotes [Text Block]	See Part 6. You may elect only one of these optional benefits: Individual GLIA, Spousal GLIA, or GLIA Plus.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses*- for AnnuiChoice contracts other than AnnuiChoice I	Maximum	Minimum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	2.01%	0.24%
*The expenses listed are for the year ended December 31, 2022, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges that what is depicted here.
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.24%
Portfolio Company Expenses Maximum [Percent]	2.01%
Portfolio Company Expenses, Footnotes [Text Block]	The expenses listed are for the year ended December 31, 2022, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied, would result in lower charges that what is depicted here.
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
There are risks associated with investing in this contract. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Funds and other Investment Options you select.
Variable annuities are not a short-term investment vehicle. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. In addition, you also should realize that the tax deferred nature of this variable annuity contract is a feature that is more beneficial to investors with a long time horizon.
It is possible for your Account Value to be less than the sum of your contributions. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and may be subject to a 10% income tax penalty if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.
Investment Risk. You bear the risk of any decline in the Account Value caused by the performance of the Funds. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the subaccounts you have selected (which invest in the underlying Funds) make money, your contract value goes up. If they lose money, your contract value goes down. You bear the entire investment risk. Even a subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the subaccount level. We do not promise that the Funds will meet their investment objectives. Interests in the contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.
Withdrawal and Surrender Risk. You should carefully consider the risks associated with withdrawals under the contract. A full surrender of the contract or a partial withdrawal from it may be subject to substantial surrender charges. A full surrender or partial withdrawal may also be subject to income taxes, including a 10% federal tax penalty if taken before age 59½.
Surrenders and partial withdrawals from certain tax-qualified contracts may be restricted. In addition, you cannot make withdrawals from the contract after it has been annuitized.
If you participate in an optional benefit, withdrawals can have a significant impact on the values under the benefit. Under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of the death benefit is reduced proportionally for withdrawals and associated charges (which could more than a dollar-for dollar effect). If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In light of the effects on your contract of making withdrawals and the restrictions on making withdrawals referenced above, you should not view the contract as a ready source of immediate cash. Rather, you should view the contract as a long-term investment designed to assist with your retirement financial needs.
Investment Restrictions – Opportunity Risks. Certain riders under the contract (e.g., Guaranteed Lifetime Income Advantage) restrict your choice of available Portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Portfolios that you did not invest in that ultimately might have generated superior investment performance. Thus, you should consider these restrictions when deciding whether to elect and/or retain any such optional benefit.
Risk Associated With Election of Optional Benefits. In general, the optional benefits impose requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an optional benefit without fully realizing the guarantees available under the benefit. For example, such would be the case if you were to hold a GLIA rider for many years and die sooner than anticipated, without having taken withdrawals. Please also be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLIA rider or the GLIA Plus rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account, including Fixed Account interest, death benefits, and annuity income payments, are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses; and/or cause reputational damage. Cyber security risks may also affect the Funds or issuers of securities in which the funds invest, which may cause the Funds underlying your contract to lose value. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.
We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the contract, or your Account Value. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures is largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired. Disaster events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value.
Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under The Contract
The following table summarizes information about the benefits available under the contract.
With respect to the Systematic Withdrawal program, the Income Plus Withdrawal program, the Choices Plus Required Minimum Distribution program, the Systematic Transfer program, the Systematic Contributions program, the Customized Asset Allocation program, and the Dollar Cost Averaging program, note that although these programs are a standard part of the AnnuiChoice contract, you would participate in any such program only upon making an affirmative election to do so.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit upon Annuitant's death – Death Benefit calculation method differs based on contract issue date	Standard	Fee included in Base Contract Fee
•Death Benefit will not be paid after Annuitant’s death if there is a contingent Annuitant. In that case, contingent Annuitant becomes new Annuitant.
•If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit

Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.	Optional	None	•If you do not have enough Account Value to make withdrawal, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic withdrawals based on your life expectancy from your contract any time before you reach age 59½.	Optional	None
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program not available with GLIA Rider or GLIA Plus Rider

Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations	Optional	None
•Withdrawals of Account Value made as part of the program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with RMD amount.
•Program not available with GLIA Rider or GLIA Plus Rider.

Systematic Transfer Program	Program where we accept new contributions into Systematic Transfer Option (STO), and make transfers out of STO to one or more Variable Account Options on a monthly or quarterly basis	Optional	None
•If you do not have enough Account Value in STO to transfer to each Variable Account Option specified, final transfer will be made on pro rata basis and your enrollment in program will end
•Not available with GLIA or GLIA Plus Rider in New York

Systematic Contributions Program	Allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make contributions to annuity contract.	Optional	None	•Minimum amount for systematic contributions is $100 per month •Not available with GLIA Rider or GLIA Plus Rider
Customized Asset Rebalancing Program	Allows you to establish rebalancing allocation and determine how often Account Value in your currently available Variable Account Options will rebalance to that allocation.	Optional	None
•Other allocation programs, such as Dollar Cost Averaging, may not work with Customized Asset Rebalancing Program. You should, therefore, monitor use of other programs, as well as transfers and withdrawals, while Customized Asset Rebalancing Program is in effect
•Program not available with GLIA Rider or GLIA Plus Rider

Dollar Cost Averaging Program
Program under which we transfer contributions that you have allocated to Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on monthly, quarterly, semi-annual or annual basis.
		Optional	None	•Dollar cost averaging does not assure a profit and does not protect against investment losses. •Program not available with GLIA Rider or GLIA Plus Rider
Highest Anniversary Death Benefit	Provides enhancement of standard Death Benefit featuring as an element highest Account Value on a Contract Anniversary	Optional	0.20% of value of Variable Account Options, assessed quarterly	•Highest Account Value on any Contract Anniversary is reduced proportionally by withdrawals and associated charges

GLIA Rider and GLIA Plus Rider	Each Rider guarantees lifetime payments regardless of how your investments perform, as long as Rider conditions met	Optional	1.20% of Payment Base for GLIA (individual rider); 1.60% of Payment Base for GLIA (spousal rider); and 2.00% of Benefit Base (GLIA Plus)
•If you take Nonguaranteed Withdrawals, your lifetime payments will decrease and Rider may terminate.
•Withdrawal percentages that determine Lifetime Payout Amount are less the younger you are upon taking first withdrawal
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of GLIA Investment Strategies
•No Fixed Account options are available.

Guaranteed Rate Options	Account Value in GRO earns interest for duration of Guarantee Period	Optional	None
•A Market Value Adjustment (MVA) is an adjustment, either up or down, to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before end of Guarantee Period
•MVA also applies to distribution on Death of owner before end of Guarantee Period
•Generally if Guaranteed Interest Rates have increased since time of your contribution or transfer to GRO, MVA will reduce your GRO Value

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., in connection with free withdrawal amount; disability)	Standard	No additional charge for withdrawal charge waiver feature	•Absent such waivers, you may pay a surrender charge upon a withdrawal
OPTIONAL BENEFITS THAT ARE NO LONGER AVAILABLE FOR ELECTION
Guaranteed Minimum Withdrawal Benefit	Guaranteed Minimum Withdrawal Benefit guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.	Optional – no longer offered	1.20% (assessed annually based on the Adjusted Guaranteed Withdrawal Balance)
•If you withdraw more than amount available under the Rider, your guaranteed values will usually decrease.
•Once you purchase Rider, you cannot voluntarily terminate or cancel it for 10 years.
•Under Rider, you must invest 100% of your Account Value at all times in only one three GMWB Investment Options.

Guaranteed Return Plus	Guaranteed Return Plus is a guaranteed minimum accumulation benefit that guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option over a 10 year time period.	Optional – no longer offered	0.60% of the amount invested in your Guaranteed Return Plus Investment Option
•Partial withdrawals from your Account Value will reduce the guaranteed minimum value associated with your contribution on a proportional basis.
•Under the benefit, you could select only one of the three Guaranteed Return Plus Investment Options.

Added Value Option	Under the Added Value Option (AVO) Rider, we credited from 1% up to 3% of all your contributions made during the first Contract Year.	Optional – no longer offered	0.45% annually (as a percentage of value charged)	•Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.
Part 6 – Optional Benefits
You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.
You should not add the GLIA Rider or the GLIA Plus Rider if you do not intend to take withdrawals prior to annuitization. Because the main purpose of each such rider is to assure a specified level of withdrawals for life, the rider would not be suitable if you did not anticipate taking regular withdrawals from your contract. Conversely, if you anticipate taking a series of very large withdrawals, the GLIA Rider and GLIA Plus Rider would not be appropriate because such withdrawals would be treated as excess withdrawals, which can have a negative effect on your Payment Base and your Lifetime Payout Amount.
Guaranteed Lifetime Income Advantage Rider (GLIA)
Guaranteed Lifetime Income Advantage, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. The Spousal GLIA Rider is not available in New Hampshire.
Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.
The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.
Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.
Your Bonus Base (until a Bonus is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.
After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:
1)    the Bonus Base immediately before the Bonus is applied; plus
2)    the Bonus amount (see "Bonus" section below); plus
3)    additional contributions received after the date of the Bonus; less
4)    Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.
Your Step-Up Base (until a Step-Up is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.
On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.
After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:
1)    the Step-Up Base immediately before the Step-Up is applied; plus
2)    the Step-Up amount; plus
3)    additional contributions received after the date of the Step-Up; less
4)    Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.
Effect of Withdrawals
Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.
After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charge) is a Nonguaranteed Withdrawal. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (including any withdrawal charge) multiplied by the greater of:
•1.0; and
•The ratio of Payment Base to Account Value (Payment Base divided by Account Value). For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.
If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:
•Your Account Value is $75,000 and your Payment Base is $100,000
•You take a Nonguaranteed Withdrawal in the amount of $5,000
•Your Account Value will be reduced by $5,000
•Since $100,000/$75,000 is greater than 1.0, however your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)
Other Important Facts about Withdrawals:
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.
Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.
Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.
GLIA Charge
We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider. The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.
If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the Individual GLIA Rider up to a maximum charge of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum charge of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.
If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.
GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.
The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.
GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio (available on contracts purchased before May 1, 2013)	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility	TOPS® Managed Risk Moderate Growth ETF

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Guggenheim VT Multi-Hedge Strategies***
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	Morgan Stanley VIF U.S. Real Estate
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
Touchstone VST Bond	Fidelity VIP Asset Manager	Fidelity VIP Extended Market Index	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT International Bond
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	High Yield
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	BlackRock High Yield V.I.
	Fidelity VIP Index 500	International	Fidelity VIP High Income
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	FT Franklin Income VIP
	Fidelity VIP Total Market Index	American Funds I.S. New World	Short Duration
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	Fidelity VIP Government Money Market
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP	PIMCO VIT Real Return
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity

*    A series of Northern Lights Variable Trust
**    Available only in contracts purchased before April 24, 2015
***    Available only in contracts purchased before May 1, 2012
For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Funds at any time.
Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.
Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.
We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.
Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and
Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.
The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.
If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.
Contract Structure
While this Rider is in effect:
1.    You must be the owner and primary Annuitant unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.    Joint owners are not allowed.
3.    Contingent Annuitants have no effect.
If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:
4.    Entity owners are not allowed.
5.    You must name your spouse as the Spousal Annuitant.
6.    You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.
Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.
•If the Spousal Annuitant is removed, the Rider charge will not be reduced.
•If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.
•If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.
Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.
This Rider will terminate automatically on the earliest of the following dates:
1.    The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);
2.    The date the Payment Base equals zero;
3.    The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.    The date before the Age 60 Contract Anniversary that the Account Value equals zero;
5.    The date that you transfer ownership of the contract;
6.    The date you assign the contract or any benefits under the contract or Rider;
7.    The date a Death Benefit is elected under the contract;
8.    On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;
9.    The date you elect an Annuity Benefit under the contract;
10.    The date you cancel this Rider;
11.    The date the contract ends.
Once canceled or terminated, this Rider may not be reinstated.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:
•You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options and Systematic Transfer Option are not available.
•Systematic Transfer Program is not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Choices Plus Required Minimum Distribution Program is not available.
•Systematic Contribution Program is not available.
•Customized Asset Rebalancing Program is not available.
•The GLIA Plus Rider is not available.
Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:
1.    if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.    if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;
3.    if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;
4.    if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.    if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.
6.    So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from National Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Rider were to be funded from National Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of National Integrity Life.
Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.
We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.
Examples
Please see Appendix E-1 for hypothetical examples that illustrate how the GLIA Rider works.

Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider
Guaranteed Lifetime Income Advantage Plus, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.
Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.
The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.
Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.
Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.
The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.
On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:
1.    If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.
2.    If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.
3.    On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to seven percent (7%) multiplied by the sum of all contributions, less the sum of all withdrawals, including any withdrawal charges. The amount of the increase is the Roll-Up amount.
On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:
1.    If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.
2.    If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.
3.    On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.
If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.
•The Step-Up results in an increase to your Benefit Base; and
•The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)
Effect of Withdrawals
Before the LPA Eligibility Date, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.
After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any
Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.
Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:
•1.0; and
•the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).
For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.
If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:
•Individual Rider is in effect.
•One withdrawal of $8,500 is taken during the Contract Year.
•The withdrawal is taken after LPA Eligibility Date.
•No withdrawal charge applies.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294

The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.
The Adjusted Nonguaranteed Withdrawal is $4,125:
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)
In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.
Other Important Facts about Withdrawals:
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charges. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charges” and Part 5, section titled “Withdrawals."
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.
Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.
GLIA Plus Charge
We deduct a charge for an Individual or Spousal GLIA Plus Rider equal to an annual effective rate of 1.35% multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.
If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.
If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.
If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.
Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.
GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Plus Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Plus Rider.[11]
The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.[1]
GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio
GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Morgan Stanley VIF U.S. Real Estate
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT All Asset
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturn Strategy
Touchstone VST Bond	Fidelity VIP Asset Manager	Fidelity VIP Extended Market Index	PIMCO VIT International Bond
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	BlackRock High Yield V.I.
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	Fidelity VIP High Income
	Fidelity VIP Index 500	International	FT Franklin Income VIP
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	Short Duration
	Fidelity VIP Total Market Index	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	PIMCO VIT Low Duration
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Real Return
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity

*    A series of Northern Lights Variable Trust
**    Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Funds at any time.
Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.
Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older). We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We may to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.
We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.
Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.
The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.
If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or for as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.
Contract Structure
While this Rider is in effect:
1.    You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.    Joint owners are not allowed.
3.    Contingent Annuitants are not allowed.
If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:
4.    Entity owners are not allowed.
5.    You must name your spouse as the Spousal Annuitant.
6.    You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.
Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.
If the Spousal Annuitant is removed:
•the 90% Spousal Factor will continue to apply to the LPA calculation.
•the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.
•LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.
Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.
This Rider will terminate automatically on the earliest of the following dates:
1.    The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);
2.    The date the Benefit Base equals zero;
3.    The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.    Before the LPA Eligibility Date, the date the Account Value reduces to zero;
5.    The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider unless:
a.    the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime),
b.    the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or
c.    the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);
6.    If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a Death Benefit other than the Spousal Continuation Benefit;
7.    On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;
8.    The date you elect an Annuity Benefit under the contract other than a LPA Annuity Option;
9.    The date we process the cancellation of this Rider at your request;
10.    The date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:
•The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options are not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Systematic Contribution Program is not available.
•Systematic Transfer Option is not available in NY, but is available in other states.
•Customized Asset Rebalancing Program is not available.
•The GLIA Rider is not available.
Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:
1.    if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.    if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;
3.    if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;
4.    if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.    if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.
6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Plus Rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from National Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Plus Rider were to be funded from National Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of National Integrity Life.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Plus Rider is suitable for your needs.
We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.
Examples
Please see Appendix E-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.
Highest Anniversary Death Benefit Rider
The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:
For contracts where the Annuitant's age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:
•your highest Account Value on any Contract Anniversary before the Annuitant's 76th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or
•the standard Death Benefit described in Part 5.
The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.
The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract. The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.
Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit upon Annuitant's death – Death Benefit calculation method differs based on contract issue date	Standard	Fee included in Base Contract Fee
•Death Benefit will not be paid after Annuitant’s death if there is a contingent Annuitant. In that case, contingent Annuitant becomes new Annuitant.
•If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit

Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.	Optional	None	•If you do not have enough Account Value to make withdrawal, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic withdrawals based on your life expectancy from your contract any time before you reach age 59½.	Optional	None
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program not available with GLIA Rider or GLIA Plus Rider

Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations	Optional	None
•Withdrawals of Account Value made as part of the program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with RMD amount.
•Program not available with GLIA Rider or GLIA Plus Rider.

Systematic Transfer Program	Program where we accept new contributions into Systematic Transfer Option (STO), and make transfers out of STO to one or more Variable Account Options on a monthly or quarterly basis	Optional	None
•If you do not have enough Account Value in STO to transfer to each Variable Account Option specified, final transfer will be made on pro rata basis and your enrollment in program will end
•Not available with GLIA or GLIA Plus Rider in New York

Systematic Contributions Program	Allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make contributions to annuity contract.	Optional	None	•Minimum amount for systematic contributions is $100 per month •Not available with GLIA Rider or GLIA Plus Rider
Customized Asset Rebalancing Program	Allows you to establish rebalancing allocation and determine how often Account Value in your currently available Variable Account Options will rebalance to that allocation.	Optional	None
•Other allocation programs, such as Dollar Cost Averaging, may not work with Customized Asset Rebalancing Program. You should, therefore, monitor use of other programs, as well as transfers and withdrawals, while Customized Asset Rebalancing Program is in effect
•Program not available with GLIA Rider or GLIA Plus Rider

Dollar Cost Averaging Program
Program under which we transfer contributions that you have allocated to Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on monthly, quarterly, semi-annual or annual basis.
		Optional	None	•Dollar cost averaging does not assure a profit and does not protect against investment losses. •Program not available with GLIA Rider or GLIA Plus Rider
Highest Anniversary Death Benefit	Provides enhancement of standard Death Benefit featuring as an element highest Account Value on a Contract Anniversary	Optional	0.20% of value of Variable Account Options, assessed quarterly	•Highest Account Value on any Contract Anniversary is reduced proportionally by withdrawals and associated charges

GLIA Rider and GLIA Plus Rider	Each Rider guarantees lifetime payments regardless of how your investments perform, as long as Rider conditions met	Optional	1.20% of Payment Base for GLIA (individual rider); 1.60% of Payment Base for GLIA (spousal rider); and 2.00% of Benefit Base (GLIA Plus)
•If you take Nonguaranteed Withdrawals, your lifetime payments will decrease and Rider may terminate.
•Withdrawal percentages that determine Lifetime Payout Amount are less the younger you are upon taking first withdrawal
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of GLIA Investment Strategies
•No Fixed Account options are available.

Guaranteed Rate Options	Account Value in GRO earns interest for duration of Guarantee Period	Optional	None
•A Market Value Adjustment (MVA) is an adjustment, either up or down, to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before end of Guarantee Period
•MVA also applies to distribution on Death of owner before end of Guarantee Period
•Generally if Guaranteed Interest Rates have increased since time of your contribution or transfer to GRO, MVA will reduce your GRO Value

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., in connection with free withdrawal amount; disability)	Standard	No additional charge for withdrawal charge waiver feature	•Absent such waivers, you may pay a surrender charge upon a withdrawal
OPTIONAL BENEFITS THAT ARE NO LONGER AVAILABLE FOR ELECTION
Guaranteed Minimum Withdrawal Benefit	Guaranteed Minimum Withdrawal Benefit guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.	Optional – no longer offered	1.20% (assessed annually based on the Adjusted Guaranteed Withdrawal Balance)
•If you withdraw more than amount available under the Rider, your guaranteed values will usually decrease.
•Once you purchase Rider, you cannot voluntarily terminate or cancel it for 10 years.
•Under Rider, you must invest 100% of your Account Value at all times in only one three GMWB Investment Options.

Guaranteed Return Plus	Guaranteed Return Plus is a guaranteed minimum accumulation benefit that guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option over a 10 year time period.	Optional – no longer offered	0.60% of the amount invested in your Guaranteed Return Plus Investment Option
•Partial withdrawals from your Account Value will reduce the guaranteed minimum value associated with your contribution on a proportional basis.
•Under the benefit, you could select only one of the three Guaranteed Return Plus Investment Options.

Added Value Option	Under the Added Value Option (AVO) Rider, we credited from 1% up to 3% of all your contributions made during the first Contract Year.	Optional – no longer offered	0.45% annually (as a percentage of value charged)	•Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.

Optional Benefit Expense, Footnotes [Text Block]	See Part 6. You may elect only one of these optional benefits: Individual GLIA, Spousal GLIA, or GLIA Plus.
Benefits Description [Table Text Block]
Part 6 – Optional Benefits
You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.
You should not add the GLIA Rider or the GLIA Plus Rider if you do not intend to take withdrawals prior to annuitization. Because the main purpose of each such rider is to assure a specified level of withdrawals for life, the rider would not be suitable if you did not anticipate taking regular withdrawals from your contract. Conversely, if you anticipate taking a series of very large withdrawals, the GLIA Rider and GLIA Plus Rider would not be appropriate because such withdrawals would be treated as excess withdrawals, which can have a negative effect on your Payment Base and your Lifetime Payout Amount.
Guaranteed Lifetime Income Advantage Rider (GLIA)
Guaranteed Lifetime Income Advantage, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. The Spousal GLIA Rider is not available in New Hampshire.
Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.
The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.
Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.
Your Bonus Base (until a Bonus is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.
After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:
1)    the Bonus Base immediately before the Bonus is applied; plus
2)    the Bonus amount (see "Bonus" section below); plus
3)    additional contributions received after the date of the Bonus; less
4)    Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.
Your Step-Up Base (until a Step-Up is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.
On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.
After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:
1)    the Step-Up Base immediately before the Step-Up is applied; plus
2)    the Step-Up amount; plus
3)    additional contributions received after the date of the Step-Up; less
4)    Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.
Effect of Withdrawals
Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.
After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charge) is a Nonguaranteed Withdrawal. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (including any withdrawal charge) multiplied by the greater of:
•1.0; and
•The ratio of Payment Base to Account Value (Payment Base divided by Account Value). For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.
If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:
•Your Account Value is $75,000 and your Payment Base is $100,000
•You take a Nonguaranteed Withdrawal in the amount of $5,000
•Your Account Value will be reduced by $5,000
•Since $100,000/$75,000 is greater than 1.0, however your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)
Other Important Facts about Withdrawals:
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.
Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.
Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.
GLIA Charge
We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider. The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.
If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the Individual GLIA Rider up to a maximum charge of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum charge of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.
If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.
GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.
The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.
GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio (available on contracts purchased before May 1, 2013)	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility	TOPS® Managed Risk Moderate Growth ETF

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Guggenheim VT Multi-Hedge Strategies***
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	Morgan Stanley VIF U.S. Real Estate
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
Touchstone VST Bond	Fidelity VIP Asset Manager	Fidelity VIP Extended Market Index	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT International Bond
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	High Yield
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	BlackRock High Yield V.I.
	Fidelity VIP Index 500	International	Fidelity VIP High Income
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	FT Franklin Income VIP
	Fidelity VIP Total Market Index	American Funds I.S. New World	Short Duration
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	Fidelity VIP Government Money Market
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP	PIMCO VIT Real Return
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity

*    A series of Northern Lights Variable Trust
**    Available only in contracts purchased before April 24, 2015
***    Available only in contracts purchased before May 1, 2012
For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Funds at any time.
Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.
Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.
We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.
Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and
Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.
The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.
If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.
Contract Structure
While this Rider is in effect:
1.    You must be the owner and primary Annuitant unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.    Joint owners are not allowed.
3.    Contingent Annuitants have no effect.
If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:
4.    Entity owners are not allowed.
5.    You must name your spouse as the Spousal Annuitant.
6.    You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.
Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.
•If the Spousal Annuitant is removed, the Rider charge will not be reduced.
•If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.
•If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.
Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.
This Rider will terminate automatically on the earliest of the following dates:
1.    The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);
2.    The date the Payment Base equals zero;
3.    The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.    The date before the Age 60 Contract Anniversary that the Account Value equals zero;
5.    The date that you transfer ownership of the contract;
6.    The date you assign the contract or any benefits under the contract or Rider;
7.    The date a Death Benefit is elected under the contract;
8.    On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;
9.    The date you elect an Annuity Benefit under the contract;
10.    The date you cancel this Rider;
11.    The date the contract ends.
Once canceled or terminated, this Rider may not be reinstated.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:
•You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options and Systematic Transfer Option are not available.
•Systematic Transfer Program is not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Choices Plus Required Minimum Distribution Program is not available.
•Systematic Contribution Program is not available.
•Customized Asset Rebalancing Program is not available.
•The GLIA Plus Rider is not available.
Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:
1.    if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.    if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;
3.    if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;
4.    if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.    if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.
6.    So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from National Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Rider were to be funded from National Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of National Integrity Life.
Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.
We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.
Examples
Please see Appendix E-1 for hypothetical examples that illustrate how the GLIA Rider works.

Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider
Guaranteed Lifetime Income Advantage Plus, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.
Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.
The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.
Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.
Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.
The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.
On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:
1.    If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.
2.    If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.
3.    On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to seven percent (7%) multiplied by the sum of all contributions, less the sum of all withdrawals, including any withdrawal charges. The amount of the increase is the Roll-Up amount.
On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:
1.    If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.
2.    If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.
3.    On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.
If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.
•The Step-Up results in an increase to your Benefit Base; and
•The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)
Effect of Withdrawals
Before the LPA Eligibility Date, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.
After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any
Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.
Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:
•1.0; and
•the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).
For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.
If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:
•Individual Rider is in effect.
•One withdrawal of $8,500 is taken during the Contract Year.
•The withdrawal is taken after LPA Eligibility Date.
•No withdrawal charge applies.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294

The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.
The Adjusted Nonguaranteed Withdrawal is $4,125:
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)
In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.
Other Important Facts about Withdrawals:
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charges. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charges” and Part 5, section titled “Withdrawals."
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.
Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.
GLIA Plus Charge
We deduct a charge for an Individual or Spousal GLIA Plus Rider equal to an annual effective rate of 1.35% multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.
If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.
If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.
If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.
Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.
GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Plus Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Plus Rider.[11]
The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.[1]
GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio
GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Morgan Stanley VIF U.S. Real Estate
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT All Asset
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturn Strategy
Touchstone VST Bond	Fidelity VIP Asset Manager	Fidelity VIP Extended Market Index	PIMCO VIT International Bond
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	BlackRock High Yield V.I.
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	Fidelity VIP High Income
	Fidelity VIP Index 500	International	FT Franklin Income VIP
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	Short Duration
	Fidelity VIP Total Market Index	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	PIMCO VIT Low Duration
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Real Return
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity

*    A series of Northern Lights Variable Trust
**    Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Funds at any time.
Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.
Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older). We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We may to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.
We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.
Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.
The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.
If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or for as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.
Contract Structure
While this Rider is in effect:
1.    You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.    Joint owners are not allowed.
3.    Contingent Annuitants are not allowed.
If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:
4.    Entity owners are not allowed.
5.    You must name your spouse as the Spousal Annuitant.
6.    You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.
Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.
If the Spousal Annuitant is removed:
•the 90% Spousal Factor will continue to apply to the LPA calculation.
•the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.
•LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.
Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.
This Rider will terminate automatically on the earliest of the following dates:
1.    The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);
2.    The date the Benefit Base equals zero;
3.    The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.    Before the LPA Eligibility Date, the date the Account Value reduces to zero;
5.    The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider unless:
a.    the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime),
b.    the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or
c.    the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);
6.    If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a Death Benefit other than the Spousal Continuation Benefit;
7.    On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;
8.    The date you elect an Annuity Benefit under the contract other than a LPA Annuity Option;
9.    The date we process the cancellation of this Rider at your request;
10.    The date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:
•The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options are not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Systematic Contribution Program is not available.
•Systematic Transfer Option is not available in NY, but is available in other states.
•Customized Asset Rebalancing Program is not available.
•The GLIA Rider is not available.
Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:
1.    if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.    if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;
3.    if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;
4.    if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.    if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.
6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Plus Rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from National Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Plus Rider were to be funded from National Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of National Integrity Life.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Plus Rider is suitable for your needs.
We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.
Examples
Please see Appendix E-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.
Highest Anniversary Death Benefit Rider
The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:
For contracts where the Annuitant's age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:
•your highest Account Value on any Contract Anniversary before the Annuitant's 76th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or
•the standard Death Benefit described in Part 5.
The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.
The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract. The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.
Item 17. Portfolio Companies (N-4) [Text Block]	ppendix A - Funds Available Under the Contract
The following is a list of the Funds currently available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-433-1778 or sending an email request to service@integritycompanies.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds I.S. The Bond Fund of America, Class 4 [1] Adviser: Capital Research and Management Company	0.71%	-12.75%	0.51%	1.12%
The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.	American Funds I.S. Capital Income Builder, Class 4 [1] Adviser: Capital Research and Management Company	0.77%	-7.37%	3.83%	N/A
The fund seeks to provide long-term growth of capital.	American Funds I.S. Global Growth, Class 4 [1] Adviser: Capital Research and Management Company	0.91%	-24.92%	6.80%	9.92%
The fund seeks to provide growth of capital.	American Funds I.S. Growth, Class 4 Adviser: Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
The fund seeks to achieve long-term growth of capital and income.	American Funds I.S. Growth-Income, Class 4 Adviser: Capital Research and Management Company	0.78%	-16.70%	7.56%	11.28%

The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds I.S. Managed Risk Asset Allocation, Class P2 [1] Adviser: Capital Research and Management Company	0.90%	-13.97%	2.83%	5.69%
The fund seeks long-term capital appreciation.	American Funds I.S. New World, Class 4 [1] Adviser: Capital Research and Management Company	1.07%	-22.25%	-2.07%	4.02%

The fund seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: N/A	1.06%	-37.81%	7.41%	11.35%
The fund seeks high total investment return.	BlackRock Global Allocation V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	-16.07%	3.25%	4.81%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	0.80%	-10.56%	2.35%	3.85%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: BlackRock International Limited	0.79%	-13.01%	0.02%	1.06%

The fund seeks to provide long-term growth of capital.	Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 [1] Adviser: Columbia Management Investment Advisers, LLC	0.82%	-9.44%	8.01%	10.86%
The fund seeks long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund, Class 2 [1] Adviser: Columbia Management Investment Advisers, LLC	1.13%	-8.97%	4.74%	9.45%

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index.	DWS Small Cap Index VIP Fund, Class B 1 Adviser: DWS Investment Management Americas Inc. Subadviser: Northern Trust Investments, Inc.	0.67%	-20.44%	4.13%	9.01%

The Portfolio seeks to obtain high total return with reduced risk over the long term.	Fidelity VIP Asset Manager Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.85%	-15.15%	3.49%	5.38%
The Portfolio seeks income and capital growth consistent with reasonable risk.	Fidelity VIP Balanced Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.72%	-18.19%	6.93%	8.63%
The Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity VIP Bond Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.39%	-13.38%	N/A	N/A
The Portfolio seeks long-term capital appreciation.	Fidelity Fidelity VIP Contrafund Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.85%	-26.49%	8.39%	11.15%

The Portfolio seeks capital appreciation.	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.73%	-18.45%	4.40%	8.66%
The Portfolio seeks reasonable income and will also consider the potential for capital appreciation.	Fidelity VIP Equity-Income Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.77%	-5.25%	7.88%	9.91%
The Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.	Fidelity VIP Extended Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.38%	-18.30%	N/A	N/A
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2010 Portfolio, Service Class 2 [2] Adviser: Fidelity Management & Research Company LLC	0.65%	-13.66%	2.55%	4.68%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2015 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.69%	-14.79%	3.04%	5.26%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2020 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.73%	-15.97%	3.47%	5.79%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2025 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.76%	-16.64%	3.84%	6.51%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2030 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.79%	-17.09%	4.34%	7.22%

The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company LLC	0.24%	1.44%	1.08%	0.64%
The Portfolio seeks to achieve capital appreciation.	Fidelity VIP Growth Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.86%	-24.64%	12.14%	14.52%
The Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity VIP High Income Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.97%	-11.67%	0.86%	2.71%
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity VIP Index 500 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.35%	-18.42%	9.03%	12.17%
The Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity VIP International Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.42%	-16.13%	N/A	N/A
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio, Initial Class [3] Adviser: Fidelity Management & Research Company LLC	0.40%	-12.97%	0.64%	1.53%
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.65%	-13.03%	0.54%	1.44%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.86%	-14.97%	5.68%	9.69%

The Portfolio seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio, Initial Class [3] Adviser: Fidelity Management & Research Company LLC	0.77%	-24.48%	2.61%	5.74%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	1.02%	-24.68%	2.35%	5.48%
The Portfolio seeks total return.	Fidelity VIP Target Volatility Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.73%	-15.65%	2.81%	N/A
The Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity VIP Total Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.37%	-19.41%	N/A	N/A

The fund seeks capital appreciation with current income as a secondary goal.	Franklin Growth and Income VIP Fund, Class 2 [1] Adviser: Franklin Advisers, Inc.	0.84%	-6.81%	8.11%	10.35%
The fund seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund, Class 2 Adviser: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
The fund seeks capital appreciation.	Franklin Large Cap Growth VIP Fund, Class 2 Adviser: Franklin Advisers, Inc.	1.10%	-36.54%	7.01%	10.43%
The fund seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund, Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	-7.43%	3.15%	6.73%

The fund seeks long-term total return.	Franklin Small Cap Value VIP Fund, Class 2 [1] Adviser: Franklin Mutual Advisers, LLC	0.91%	-10.06%	5.48%	9.09%
The fund seeks long-term capital growth.	Templeton Foreign VIP Fund, Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%	-7.61%	-1.97%	1.47%
The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund, Class 2 [1] Adviser: Franklin Advisers, Inc.	0.77%	-4.95%	-2.32%	-0.78%
The fund seeks long-term capital growth.	Templeton Growth VIP Fund, Class 2 [1] Adviser: Templeton Global Advisors Limited	1.12%	-11.50%	-0.76%	4.05%

The fund seeks to generate positive total returns over time.	Guggenheim VT Global Managed Futures Strategy Fund [1,4] Adviser: Guggenheim Investments	1.90%	11.28%	2.54%	1.75%
The fund seeks long-term capital appreciation.	Guggenheim VT Long Short Equity Fund [4] Adviser: Guggenheim Investments	1.78%	-14.39%	0.43%	3.74%
The fund seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies Fund [1,5] Adviser: Guggenheim Investments	1.67%	-1.24%	2.25%	2.25%

The fund seeks capital growth.	Invesco V.I. American Franchise Fund, Series II Adviser: Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
The fund seeks long-term capital appreciation.	Invesco V.I. American Value Fund, Series II Adviser: Invesco Advisers, Inc.	1.14%	-2.86%	6.32%	8.60%
The fund seeks capital growth and income.	Invesco V.I. Comstock Fund, Series II Adviser: Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%

The fund seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Adviser: Invesco Advisers, Inc.	1.11%	-31.13%	8.36%	11.55%
The fund seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series II Adviser: Invesco Advisers, Inc.	1.16%	-18.50%	1.26%	4.15%

The fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	LVIP JPMorgan Mid Cap Value Fund, Standard Class [6] Adviser: Lincoln Financial Investments Corporation	0.73%	-8.16%	6.00%	9.98%

The fund seeks high total return.	Morgan Stanley VIP Emerging Markets Debt Portfolio, Class I 1,3 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.10%	-18.74%	-2.23%	0.06%
The fund seeks high total return.	Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.15%	-18.81%	-2.27%	0.02%
The fund seeks long-term capital appreciation	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.27%	-25.13%	-2.77%	0.54%

The fund seeks to provide above average current income and long-term capital appreciation.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I 1,3 Adviser: Morgan Stanley Investment Management Inc.	0.82%	-27.05%	-1.43%	3.32%
The fund seeks to provide above average current income and long-term capital appreciation.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc.	1.07%	-27.22%	-1.68%	3.06%

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio. Advisor Class [1] Adviser: Pacific Investment Management Company LLC (PIMCO)	1.635%	-11.87%	3.12%	3.15%
The Portfolio seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class [1] Adviser: Pacific Investment Management Company LLC (PIMCO)	1.39%	8.66%	6.94%	-1.66%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.11%	-10.24%	0.22%	N/A
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Long-Term U.S. Government Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.235%	-28.95%	-2.63%	0.16%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.77%	-5.84%	-0.02%	0.32%

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.87%	-11.99%	1.86%	0.80%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.77%	-14.39%	-0.28%	0.82%

The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio, Class 3 Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.85%	-13.53%	1.80%	3.64%

The fund seeks capital appreciation and current income.	Touchstone VST Balanced Fund, Class SC [1] Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.80%	-15.95%	6.23%	7.83%
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	Touchstone VST Bond Fund, Class SC Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.78%	-13.90%	0.08%	0.57%
The fund seeks to provide investors with capital appreciation.	Touchstone VST Common Stock Fund, Class SC Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.91%	-17.79%	8.76%	11.41%

(1) The expenses of the fund are subject to a temporary reduction, and the Current Expense Amount set forth in the table above reflects the reduced amount.
(2) Only available on contracts purchased before May 1, 2013.
(3) Closed to new investments as of April 28, 2007.
(4) Only available on contracts purchased before April 24, 2015.
(5) Only available on contracts purchased before May 1, 2012.
(6) Closed to new investments as of April 25, 2009.

Expenses of the Funds above were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to Integrity Life is the licensing of certain trademarks and trade names of BlackRock. Integrity Life's variable annuities and Touchstone Funds are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity Life's variable annuities.
DEPENDING ON THE OPTIONAL BENEFITS YOU CHOOSE, YOU MAY NOT BE ABLE TO INVEST IN CERTAIN PORTFOLIO COMPANIES
IF YOU PARTICIPATE IN THE GLIA OR GMWB OPTIONAL BENEFITS, YOUR INVESTMENT OPTIONS ARE LIMITED – PLEASE SEE SECTION 6 OF THIS PROSPECTUS FOR DETAILS

Prospectuses Available [Text Block]
The following is a list of the Funds currently available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-433-1778 or sending an email request to service@integritycompanies.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds I.S. The Bond Fund of America, Class 4 [1] Adviser: Capital Research and Management Company	0.71%	-12.75%	0.51%	1.12%
The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.	American Funds I.S. Capital Income Builder, Class 4 [1] Adviser: Capital Research and Management Company	0.77%	-7.37%	3.83%	N/A
The fund seeks to provide long-term growth of capital.	American Funds I.S. Global Growth, Class 4 [1] Adviser: Capital Research and Management Company	0.91%	-24.92%	6.80%	9.92%
The fund seeks to provide growth of capital.	American Funds I.S. Growth, Class 4 Adviser: Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
The fund seeks to achieve long-term growth of capital and income.	American Funds I.S. Growth-Income, Class 4 Adviser: Capital Research and Management Company	0.78%	-16.70%	7.56%	11.28%

The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds I.S. Managed Risk Asset Allocation, Class P2 [1] Adviser: Capital Research and Management Company	0.90%	-13.97%	2.83%	5.69%
The fund seeks long-term capital appreciation.	American Funds I.S. New World, Class 4 [1] Adviser: Capital Research and Management Company	1.07%	-22.25%	-2.07%	4.02%

The fund seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: N/A	1.06%	-37.81%	7.41%	11.35%
The fund seeks high total investment return.	BlackRock Global Allocation V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	-16.07%	3.25%	4.81%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	0.80%	-10.56%	2.35%	3.85%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund, Class III [1] Adviser: BlackRock Advisors, LLC Subadviser: BlackRock International Limited	0.79%	-13.01%	0.02%	1.06%

The fund seeks to provide long-term growth of capital.	Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 [1] Adviser: Columbia Management Investment Advisers, LLC	0.82%	-9.44%	8.01%	10.86%
The fund seeks long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund, Class 2 [1] Adviser: Columbia Management Investment Advisers, LLC	1.13%	-8.97%	4.74%	9.45%

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index.	DWS Small Cap Index VIP Fund, Class B 1 Adviser: DWS Investment Management Americas Inc. Subadviser: Northern Trust Investments, Inc.	0.67%	-20.44%	4.13%	9.01%

The Portfolio seeks to obtain high total return with reduced risk over the long term.	Fidelity VIP Asset Manager Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.85%	-15.15%	3.49%	5.38%
The Portfolio seeks income and capital growth consistent with reasonable risk.	Fidelity VIP Balanced Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.72%	-18.19%	6.93%	8.63%
The Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity VIP Bond Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.39%	-13.38%	N/A	N/A
The Portfolio seeks long-term capital appreciation.	Fidelity Fidelity VIP Contrafund Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.85%	-26.49%	8.39%	11.15%

The Portfolio seeks capital appreciation.	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.73%	-18.45%	4.40%	8.66%
The Portfolio seeks reasonable income and will also consider the potential for capital appreciation.	Fidelity VIP Equity-Income Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.77%	-5.25%	7.88%	9.91%
The Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.	Fidelity VIP Extended Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.38%	-18.30%	N/A	N/A
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2010 Portfolio, Service Class 2 [2] Adviser: Fidelity Management & Research Company LLC	0.65%	-13.66%	2.55%	4.68%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2015 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.69%	-14.79%	3.04%	5.26%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2020 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.73%	-15.97%	3.47%	5.79%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2025 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.76%	-16.64%	3.84%	6.51%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2030 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.79%	-17.09%	4.34%	7.22%

The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company LLC	0.24%	1.44%	1.08%	0.64%
The Portfolio seeks to achieve capital appreciation.	Fidelity VIP Growth Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.86%	-24.64%	12.14%	14.52%
The Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity VIP High Income Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.97%	-11.67%	0.86%	2.71%
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity VIP Index 500 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.35%	-18.42%	9.03%	12.17%
The Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity VIP International Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.42%	-16.13%	N/A	N/A
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio, Initial Class [3] Adviser: Fidelity Management & Research Company LLC	0.40%	-12.97%	0.64%	1.53%
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.65%	-13.03%	0.54%	1.44%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.86%	-14.97%	5.68%	9.69%

The Portfolio seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio, Initial Class [3] Adviser: Fidelity Management & Research Company LLC	0.77%	-24.48%	2.61%	5.74%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	1.02%	-24.68%	2.35%	5.48%
The Portfolio seeks total return.	Fidelity VIP Target Volatility Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.73%	-15.65%	2.81%	N/A
The Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity VIP Total Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.37%	-19.41%	N/A	N/A

The fund seeks capital appreciation with current income as a secondary goal.	Franklin Growth and Income VIP Fund, Class 2 [1] Adviser: Franklin Advisers, Inc.	0.84%	-6.81%	8.11%	10.35%
The fund seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund, Class 2 Adviser: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
The fund seeks capital appreciation.	Franklin Large Cap Growth VIP Fund, Class 2 Adviser: Franklin Advisers, Inc.	1.10%	-36.54%	7.01%	10.43%
The fund seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund, Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	-7.43%	3.15%	6.73%

The fund seeks long-term total return.	Franklin Small Cap Value VIP Fund, Class 2 [1] Adviser: Franklin Mutual Advisers, LLC	0.91%	-10.06%	5.48%	9.09%
The fund seeks long-term capital growth.	Templeton Foreign VIP Fund, Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%	-7.61%	-1.97%	1.47%
The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund, Class 2 [1] Adviser: Franklin Advisers, Inc.	0.77%	-4.95%	-2.32%	-0.78%
The fund seeks long-term capital growth.	Templeton Growth VIP Fund, Class 2 [1] Adviser: Templeton Global Advisors Limited	1.12%	-11.50%	-0.76%	4.05%

The fund seeks to generate positive total returns over time.	Guggenheim VT Global Managed Futures Strategy Fund [1,4] Adviser: Guggenheim Investments	1.90%	11.28%	2.54%	1.75%
The fund seeks long-term capital appreciation.	Guggenheim VT Long Short Equity Fund [4] Adviser: Guggenheim Investments	1.78%	-14.39%	0.43%	3.74%
The fund seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies Fund [1,5] Adviser: Guggenheim Investments	1.67%	-1.24%	2.25%	2.25%

The fund seeks capital growth.	Invesco V.I. American Franchise Fund, Series II Adviser: Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
The fund seeks long-term capital appreciation.	Invesco V.I. American Value Fund, Series II Adviser: Invesco Advisers, Inc.	1.14%	-2.86%	6.32%	8.60%
The fund seeks capital growth and income.	Invesco V.I. Comstock Fund, Series II Adviser: Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%

The fund seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Adviser: Invesco Advisers, Inc.	1.11%	-31.13%	8.36%	11.55%
The fund seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series II Adviser: Invesco Advisers, Inc.	1.16%	-18.50%	1.26%	4.15%

The fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	LVIP JPMorgan Mid Cap Value Fund, Standard Class [6] Adviser: Lincoln Financial Investments Corporation	0.73%	-8.16%	6.00%	9.98%

The fund seeks high total return.	Morgan Stanley VIP Emerging Markets Debt Portfolio, Class I 1,3 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.10%	-18.74%	-2.23%	0.06%
The fund seeks high total return.	Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.15%	-18.81%	-2.27%	0.02%
The fund seeks long-term capital appreciation	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.27%	-25.13%	-2.77%	0.54%

The fund seeks to provide above average current income and long-term capital appreciation.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I 1,3 Adviser: Morgan Stanley Investment Management Inc.	0.82%	-27.05%	-1.43%	3.32%
The fund seeks to provide above average current income and long-term capital appreciation.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class II 1 Adviser: Morgan Stanley Investment Management Inc.	1.07%	-27.22%	-1.68%	3.06%

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio. Advisor Class [1] Adviser: Pacific Investment Management Company LLC (PIMCO)	1.635%	-11.87%	3.12%	3.15%
The Portfolio seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class [1] Adviser: Pacific Investment Management Company LLC (PIMCO)	1.39%	8.66%	6.94%	-1.66%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.11%	-10.24%	0.22%	N/A
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Long-Term U.S. Government Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.235%	-28.95%	-2.63%	0.16%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.77%	-5.84%	-0.02%	0.32%

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.87%	-11.99%	1.86%	0.80%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.77%	-14.39%	-0.28%	0.82%

The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio, Class 3 Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.85%	-13.53%	1.80%	3.64%

The fund seeks capital appreciation and current income.	Touchstone VST Balanced Fund, Class SC [1] Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.80%	-15.95%	6.23%	7.83%
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	Touchstone VST Bond Fund, Class SC Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.78%	-13.90%	0.08%	0.57%
The fund seeks to provide investors with capital appreciation.	Touchstone VST Common Stock Fund, Class SC Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.91%	-17.79%	8.76%	11.41%

(1) The expenses of the fund are subject to a temporary reduction, and the Current Expense Amount set forth in the table above reflects the reduced amount.
(2) Only available on contracts purchased before May 1, 2013.
(3) Closed to new investments as of April 28, 2007.
(4) Only available on contracts purchased before April 24, 2015.
(5) Only available on contracts purchased before May 1, 2012.
(6) Closed to new investments as of April 25, 2009.

Risk of Loss [Member]
Prospectus:
Risks [Table Text Block]	You can lose money by investing in this contract.
Not Short Term Investment Risk [Member]
Prospectus:
Risks [Table Text Block]
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•Withdrawal charges apply for up to seven years following your last contribution. Withdrawal charges will reduce the value of your contract if you withdraw money during the withdrawal charge period.
•The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Investment Options Risk [Member]
Prospectus:
Risks [Table Text Block]
• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).

• There are unique risks associated with each Fund, the Guaranteed Rate Option, and the Systematic Transfer Options. For example, with the Guaranteed Rate Option, you are exposed to a potential Market Value Adjustment, which could result in a reduction to your Account Value.
• You should review the prospectuses for the available Funds and the section of this prospectus concerning the Fixed Accounts before making an investment decision.
Insurance Company Risk [Member]
Prospectus:
Risks [Table Text Block]	• An investment in the contract is subject to the risks related to National Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of National Integrity Life. More information about National Integrity Life, including its financial strength ratings, is available at the following toll-free telephone number: 1-800-433-1778.
Risks Associated with Investing in this Contract [Member]
Prospectus:
Principal Risk [Text Block]
There are risks associated with investing in this contract. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Funds and other Investment Options you select.
Variable annuities are not a short-term investment vehicle. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. In addition, you also should realize that the tax deferred nature of this variable annuity contract is a feature that is more beneficial to investors with a long time horizon.
It is possible for your Account Value to be less than the sum of your contributions. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and may be subject to a 10% income tax penalty if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a contract.
Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the Account Value caused by the performance of the Funds. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the subaccounts you have selected (which invest in the underlying Funds) make money, your contract value goes up. If they lose money, your contract value goes down. You bear the entire investment risk. Even a subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the subaccount level. We do not promise that the Funds will meet their investment objectives. Interests in the contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.
Withdrawal and Surrender Risk [Member]
Prospectus:
Principal Risk [Text Block]	Withdrawal and Surrender Risk. You should carefully consider the risks associated with withdrawals under the contract. A full surrender of the contract or a partial withdrawal from it may be subject to substantial surrender charges. A full surrender or partial withdrawal may also be subject to income taxes, including a 10% federal tax penalty if taken before age 59½.
Surrenders and partial withdrawals from certain tax-qualified contracts may be restricted. In addition, you cannot make withdrawals from the contract after it has been annuitized.
If you participate in an optional benefit, withdrawals can have a significant impact on the values under the benefit. Under the Highest Anniversary Death Benefit where the Annuitant’s age on the Contract Date is up to and including age 70, the highest anniversary component of the death benefit is reduced proportionally for withdrawals and associated charges (which could more than a dollar-for dollar effect). If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate. In light of the effects on your contract of making withdrawals and the restrictions on making withdrawals referenced above, you should not view the contract as a ready source of immediate cash. Rather, you should view the contract as a long-term investment designed to assist with your retirement financial needs.
Investment Restrictions – Opportunity Risks [Member]
Prospectus:
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. Certain riders under the contract (e.g., Guaranteed Lifetime Income Advantage) restrict your choice of available Portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Portfolios that you did not invest in that ultimately might have generated superior investment performance. Thus, you should consider these restrictions when deciding whether to elect and/or retain any such optional benefit.
Risk Associated With Election of Optional Benefits [Member]
Prospectus:
Principal Risk [Text Block]	Risk Associated With Election of Optional Benefits. In general, the optional benefits impose requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an optional benefit without fully realizing the guarantees available under the benefit. For example, such would be the case if you were to hold a GLIA rider for many years and die sooner than anticipated, without having taken withdrawals. Please also be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLIA rider or the GLIA Plus rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets.
Financial Strength and Claims-Paying Ability Risk [Member]
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account, including Fixed Account interest, death benefits, and annuity income payments, are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Tax Consequences Risk [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses; and/or cause reputational damage. Cyber security risks may also affect the Funds or issuers of securities in which the funds invest, which may cause the Funds underlying your contract to lose value. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.
We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the contract, or your Account Value. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures is largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired. Disaster events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value.
C000121513 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds I.S. The Bond Fund of America, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
C000140606 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds I.S. Capital Income Builder, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(7.37%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
C000121502 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds I.S. Global Growth, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
C000121507 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds I.S. Growth, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
C000121511 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds I.S. Growth-Income, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.70%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
C000117907 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds I.S. Managed Risk Asset Allocation, Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(13.97%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
C000121509 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds I.S. New World, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	(2.07%)
Average Annual Total Returns, 10 Years [Percent]	4.02%
C000007934 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund, Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(37.81%)
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	11.35%
C000007940 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund, Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
C000202343 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Fund, Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(10.56%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	3.85%
C000007928 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Fund, Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(13.01%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.06%
C000088771 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(9.44%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	10.86%
C000034146 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Small Cap Value Fund, Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(8.97%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	9.45%
C000017157 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index.
Portfolio Company Name [Text Block]	DWS Small Cap Index VIP Fund, Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(20.44%)
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	9.01%
C000021000 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks to obtain high total return with reduced risk over the long term.
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(15.15%)
Average Annual Total Returns, 5 Years [Percent]	3.49%
Average Annual Total Returns, 10 Years [Percent]	5.38%
C000021029 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks income and capital growth consistent with reasonable risk.
Portfolio Company Name [Text Block]	Fidelity VIP Balanced Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
C000199916 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Fidelity VIP Bond Index Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
C000021009 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
C000021013 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000020970 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks reasonable income and will also consider the potential for capital appreciation.
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.25%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
C000199918 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.
Portfolio Company Name [Text Block]	Fidelity VIP Extended Market Index Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
C000021106 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2010 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	4.68%
C000021109 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2015 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(14.79%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	5.26%
C000021112 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2020 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.79%
C000021115 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2025 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.51%
C000021118 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2030 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000048773 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity VIP Government Money Market Portfolio, Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	1.44%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.64%
C000020974 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks to achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity VIP Growth Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(24.64%)
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
C000020981 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks a high level of current income, while also considering growth of capital.
Portfolio Company Name [Text Block]	Fidelity VIP High Income Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(11.67%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.71%
C000021016 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity VIP Index 500 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	12.17%
C000199920 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Name [Text Block]	Fidelity VIP International Index Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(16.13%)
C000048817 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity VIP Investment Grade Bond Portfolio, Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.53%
C000048820 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.03%)
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 10 Years [Percent]	1.44%
C000021045 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000020986 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity VIP Overseas Portfolio, Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(24.48%)
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	5.74%
C000020992 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity VIP Overseas Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.68%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
C000123284 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks total return.
Portfolio Company Name [Text Block]	Fidelity VIP Target Volatility Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.65%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
C000199922 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.
Portfolio Company Name [Text Block]	Fidelity VIP Total Market Index Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(19.41%)
C000020126 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation with current income as a secondary goal.
Portfolio Company Name [Text Block]	Franklin Growth and Income VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000020130 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
C000020132 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Franklin Large Cap Growth VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(36.54%)
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.43%
C000020109 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation, with income as a secondary goal.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
C000020099 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(10.06%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	9.09%
C000020114 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(7.61%)
Average Annual Total Returns, 5 Years [Percent]	(1.97%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
C000020121 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
C000020124 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Growth VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(11.50%)
Average Annual Total Returns, 5 Years [Percent]	(0.76%)
Average Annual Total Returns, 10 Years [Percent]	4.05%
C000069235 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to generate positive total returns over time.
Portfolio Company Name [Text Block]	Guggenheim VT Global Managed Futures Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
C000010398 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Guggenheim VT Long Short Equity Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
C000010416 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation with less risk than traditional equity funds.
Portfolio Company Name [Text Block]	Guggenheim VT Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(1.24%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
C000084678 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital growth.
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.30%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	11.35%
C000084660 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(2.86%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	8.60%
C000084642 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital growth and income.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000209363 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.13%)
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	11.55%
C000000411 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.15%
C000241303 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund, Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(8.16%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	9.98%
C000011752 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks high total return.
Portfolio Company Name [Text Block]	Morgan Stanley VIP Emerging Markets Debt Portfolio, Class I
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(18.74%)
Average Annual Total Returns, 5 Years [Percent]	(2.23%)
Average Annual Total Returns, 10 Years [Percent]	0.06%
C000011751 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks high total return.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(18.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.27%)
Average Annual Total Returns, 10 Years [Percent]	0.02%
C000011753 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	(25.13%)
Average Annual Total Returns, 5 Years [Percent]	(2.77%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
C000028283 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to provide above average current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(27.05%)
Average Annual Total Returns, 5 Years [Percent]	(1.43%)
Average Annual Total Returns, 10 Years [Percent]	3.32%
C000028284 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to provide above average current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(27.22%)
Average Annual Total Returns, 5 Years [Percent]	(1.68%)
Average Annual Total Returns, 10 Years [Percent]	3.06%
C000026480 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio. Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.635%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.15%
C000031411 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	(1.66%)
C000139585 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(10.24%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
C000081129 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Long-Term U.S. Government Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.235%
Average Annual Total Returns, 1 Year [Percent]	(28.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.63%)
Average Annual Total Returns, 10 Years [Percent]	0.16%
C000030990 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Low Duration Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	0.32%
C000030983 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(11.99%)
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	0.80%
C000031410 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
C000112455 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate Growth ETF Portfolio, Class 3
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.53%)
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	3.64%
C000008522 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	Touchstone VST Balanced Fund, Class SC
Portfolio Company Adviser [Text Block]	Touchstone Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(15.95%)
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	7.83%
C000213075 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Touchstone VST Bond Fund, Class SC
Portfolio Company Adviser [Text Block]	Touchstone Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	0.57%
C000213076 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	The fund seeks to provide investors with capital appreciation.
Portfolio Company Name [Text Block]	Touchstone VST Common Stock Fund, Class SC
Portfolio Company Adviser [Text Block]	Touchstone Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(17.79%)
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	11.41%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Pays Death Benefit upon Annuitant's death – Death Benefit calculation method differs based on contract issue date
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Death Benefit will not be paid after Annuitant’s death if there is a contingent Annuitant. In that case, contingent Annuitant becomes new Annuitant.
•If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit

Name of Benefit [Text Block]	Death Benefit
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.90%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.15%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
With Maximum Charge for Highest Cost Rider [Member]
Prospectus:
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$12,637	$22,259	$32,310	$61,024

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,637
Surrender Expense, 3 Years, Maximum [Dollars]	22,259
Surrender Expense, 5 Years, Maximum [Dollars]	32,310
Surrender Expense, 10 Years, Maximum [Dollars]	$ 61,024
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$5,637	$17,259	$29,310	$61,024

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,637
Annuitized Expense, 3 Years, Maximum [Dollars]	17,259
Annuitized Expense, 5 Years, Maximum [Dollars]	29,310
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 61,024
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$5,637	$17,259	$29,310	$61,024

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,637
No Surrender Expense, 3 Years, Maximum [Dollars]	17,259
No Surrender Expense, 5 Years, Maximum [Dollars]	29,310
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 61,024
With No Riders [Member]
Prospectus:
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$10,294	$15,051	$20,040	$35,585

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,294
Surrender Expense, 3 Years, Maximum [Dollars]	15,051
Surrender Expense, 5 Years, Maximum [Dollars]	20,040
Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,585
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$3,294	$10,051	$17,040	$35,585

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,294
Annuitized Expense, 3 Years, Maximum [Dollars]	10,051
Annuitized Expense, 5 Years, Maximum [Dollars]	17,040
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 35,585
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$3,294	$10,051	$17,040	$35,585

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,294
No Surrender Expense, 3 Years, Maximum [Dollars]	10,051
No Surrender Expense, 5 Years, Maximum [Dollars]	17,040
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,585
Systematic Withdrawal Program [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•If you do not have enough Account Value to make withdrawal, no withdrawal will be made and your enrollment in program will end.•Minimum Systematic Withdrawal is $100.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Systematic Transfer Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Transfer Program
Purpose of Benefit [Text Block]	Program where we accept new contributions into Systematic Transfer Option (STO), and make transfers out of STO to one or more Variable Account Options on a monthly or quarterly basis
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•If you do not have enough Account Value in STO to transfer to each Variable Account Option specified, final transfer will be made on pro rata basis and your enrollment in program will end
•Not available with GLIA or GLIA Plus Rider in New York

Name of Benefit [Text Block]	Systematic Transfer Program
Income Plus Withdrawal Program [Member]
Prospectus:
Name of Benefit [Text Block]	Income Plus Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize substantially equal periodicwithdrawals based on your life expectancy from your contract any time before you reach age 59½.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program not available with GLIA Rider or GLIA Plus Rider

Name of Benefit [Text Block]	Income Plus Withdrawal Program
Choices Plus Required Minimum Distribution Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Choices Plus Required Minimum Distribution Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Withdrawals of Account Value made as part of the program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with RMD amount.
•Program not available with GLIA Rider or GLIA Plus Rider.

Name of Benefit [Text Block]	Choices Plus Required Minimum Distribution Program
Systematic Contributions Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Contributions Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make contributions to annuity contract.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Minimum amount for systematic contributions is $100 per month •Not available with GLIA Rider or GLIA Plus Rider
Name of Benefit [Text Block]	Systematic Contributions Program
Customized Asset Rebalancing Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Customized Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to establish rebalancing allocation and determine how often Account Value in your currently available Variable Account Options will rebalance to that allocation.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Other allocation programs, such as Dollar Cost Averaging, may not work with Customized Asset Rebalancing Program. You should, therefore, monitor use of other programs, as well as transfers and withdrawals, while Customized Asset Rebalancing Program is in effect
•Program not available with GLIA Rider or GLIA Plus Rider

Name of Benefit [Text Block]	Customized Asset Rebalancing Program
Dollar Cost Averaging Program [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Program under which we transfer contributions that you have allocated to Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on monthly, quarterly, semi-annual or annual basis.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Dollar cost averaging does not assure a profit and does not protect against investment losses. •Program not available with GLIA Rider or GLIA Plus Rider
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Highest Anniversary Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Name of Benefit [Text Block]	Highest Anniversary Death Benefit
Purpose of Benefit [Text Block]	Provides enhancement of standard Death Benefit featuring as an element highest Account Value on a Contract Anniversary
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	•Highest Account Value on any Contract Anniversary is reduced proportionally by withdrawals and associated charges
Name of Benefit [Text Block]	Highest Anniversary Death Benefit
Benefit Standard or Optional [Text Block]	The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee.
Operation of Benefit [Text Block]
Highest Anniversary Death Benefit Rider
The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:
For contracts where the Annuitant's age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:
•your highest Account Value on any Contract Anniversary before the Annuitant's 76th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or
•the standard Death Benefit described in Part 5.
The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.
The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract. The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.
GLIA Rider and GLIA Plus Rider [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	GLIA Rider and GLIA Plus Rider
Purpose of Benefit [Text Block]	Each Rider guarantees lifetime payments regardless of how your investments perform, as long as Rider conditions met
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
•If you take Nonguaranteed Withdrawals, your lifetime payments will decrease and Rider may terminate.
•Withdrawal percentages that determine Lifetime Payout Amount are less the younger you are upon taking first withdrawal
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of GLIA Investment Strategies
•No Fixed Account options are available.
Name of Benefit [Text Block]	GLIA Rider and GLIA Plus Rider
GLIA Rider and GLIA Plus Rider - Individual Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.20%
GLIA Rider and GLIA Plus Rider - Spousal Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.60%
Guaranteed Rate Options [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Guaranteed Rate Options
Purpose of Benefit [Text Block]	Account Value in GRO earns interest for duration of Guarantee Period
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•A Market Value Adjustment (MVA) is an adjustment, either up or down, to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before end of Guarantee Period
•MVA also applies to distribution on Death of owner before end of Guarantee Period
•Generally if Guaranteed Interest Rates have increased since time of your contribution or transfer to GRO, MVA will reduce your GRO Value

Name of Benefit [Text Block]	Guaranteed Rate Options
Waiver of Withdrawal Charge [Member]
Prospectus:
Name of Benefit [Text Block]	Waiver of withdrawal charge
Purpose of Benefit [Text Block]	Withdrawal charges waived in certain scenarios (e.g., in connection with free withdrawal amount; disability)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Absent such waivers, you may pay a surrender charge upon a withdrawal
Name of Benefit [Text Block]	Waiver of withdrawal charge
Guaranteed Lifetime Income Advantage Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Guaranteed Lifetime Income Advantage Rider (GLIA)
Name of Benefit [Text Block]	Guaranteed Lifetime Income Advantage Rider (GLIA)
Benefit Standard or Optional [Text Block]	Guaranteed Lifetime Income Advantage, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.
Operation of Benefit [Text Block]
Guaranteed Lifetime Income Advantage Rider (GLIA)
Guaranteed Lifetime Income Advantage, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. The Spousal GLIA Rider is not available in New Hampshire.
Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.
The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.
Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.
Your Bonus Base (until a Bonus is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.
After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:
1)    the Bonus Base immediately before the Bonus is applied; plus
2)    the Bonus amount (see "Bonus" section below); plus
3)    additional contributions received after the date of the Bonus; less
4)    Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.
Your Step-Up Base (until a Step-Up is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.
On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.
After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:
1)    the Step-Up Base immediately before the Step-Up is applied; plus
2)    the Step-Up amount; plus
3)    additional contributions received after the date of the Step-Up; less
4)    Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.
Effect of Withdrawals
Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.
After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charge) is a Nonguaranteed Withdrawal. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (including any withdrawal charge) multiplied by the greater of:
•1.0; and
•The ratio of Payment Base to Account Value (Payment Base divided by Account Value). For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.
If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:
•Your Account Value is $75,000 and your Payment Base is $100,000
•You take a Nonguaranteed Withdrawal in the amount of $5,000
•Your Account Value will be reduced by $5,000
•Since $100,000/$75,000 is greater than 1.0, however your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)
Other Important Facts about Withdrawals:
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.
Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.
Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.
GLIA Charge
We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider. The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.
If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the Individual GLIA Rider up to a maximum charge of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum charge of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.
If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.
GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.
The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.
GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio (available on contracts purchased before May 1, 2013)	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility	TOPS® Managed Risk Moderate Growth ETF

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Guggenheim VT Multi-Hedge Strategies***
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	Morgan Stanley VIF U.S. Real Estate
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
Touchstone VST Bond	Fidelity VIP Asset Manager	Fidelity VIP Extended Market Index	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT International Bond
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	High Yield
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	BlackRock High Yield V.I.
	Fidelity VIP Index 500	International	Fidelity VIP High Income
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	FT Franklin Income VIP
	Fidelity VIP Total Market Index	American Funds I.S. New World	Short Duration
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	Fidelity VIP Government Money Market
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP	PIMCO VIT Real Return
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity

*    A series of Northern Lights Variable Trust
**    Available only in contracts purchased before April 24, 2015
***    Available only in contracts purchased before May 1, 2012
For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Funds at any time.
Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.
Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.
We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.
Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and
Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.
The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.
If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.
Contract Structure
While this Rider is in effect:
1.    You must be the owner and primary Annuitant unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.    Joint owners are not allowed.
3.    Contingent Annuitants have no effect.
If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:
4.    Entity owners are not allowed.
5.    You must name your spouse as the Spousal Annuitant.
6.    You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.
Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.
•If the Spousal Annuitant is removed, the Rider charge will not be reduced.
•If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.
•If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.
Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.
This Rider will terminate automatically on the earliest of the following dates:
1.    The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);
2.    The date the Payment Base equals zero;
3.    The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.    The date before the Age 60 Contract Anniversary that the Account Value equals zero;
5.    The date that you transfer ownership of the contract;
6.    The date you assign the contract or any benefits under the contract or Rider;
7.    The date a Death Benefit is elected under the contract;
8.    On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;
9.    The date you elect an Annuity Benefit under the contract;
10.    The date you cancel this Rider;
11.    The date the contract ends.
Once canceled or terminated, this Rider may not be reinstated.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:
•You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options and Systematic Transfer Option are not available.
•Systematic Transfer Program is not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Choices Plus Required Minimum Distribution Program is not available.
•Systematic Contribution Program is not available.
•Customized Asset Rebalancing Program is not available.
•The GLIA Plus Rider is not available.
Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:
1.    if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.    if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;
3.    if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;
4.    if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.    if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.
6.    So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from National Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Rider were to be funded from National Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of National Integrity Life.
Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.
We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.
Examples
Please see Appendix E-1 for hypothetical examples that illustrate how the GLIA Rider works.

Guaranteed Lifetime Income Advantage Plus Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider
Name of Benefit [Text Block]	Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider
Benefit Standard or Optional [Text Block]	Guaranteed Lifetime Income Advantage Plus, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.
Operation of Benefit [Text Block]
Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider
Guaranteed Lifetime Income Advantage Plus, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.
Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.
The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.
Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.
Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.
The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.
Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.
On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:
1.    If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.
2.    If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.
3.    On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to seven percent (7%) multiplied by the sum of all contributions, less the sum of all withdrawals, including any withdrawal charges. The amount of the increase is the Roll-Up amount.
On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:
1.    If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.
2.    If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.
3.    On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.
If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.
•The Step-Up results in an increase to your Benefit Base; and
•The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)
Effect of Withdrawals
Before the LPA Eligibility Date, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.
After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any
Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.
Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:
•1.0; and
•the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).
For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.
If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:
•Individual Rider is in effect.
•One withdrawal of $8,500 is taken during the Contract Year.
•The withdrawal is taken after LPA Eligibility Date.
•No withdrawal charge applies.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294

The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.
The Adjusted Nonguaranteed Withdrawal is $4,125:
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)
In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.
Other Important Facts about Withdrawals:
•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charges. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charges” and Part 5, section titled “Withdrawals."
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.
Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.
GLIA Plus Charge
We deduct a charge for an Individual or Spousal GLIA Plus Rider equal to an annual effective rate of 1.35% multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.
If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.
If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.
If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.
Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.
GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Plus Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Plus Rider.[11]
The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.[1]
GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio
GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Morgan Stanley VIF U.S. Real Estate
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT All Asset
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturn Strategy
Touchstone VST Bond	Fidelity VIP Asset Manager	Fidelity VIP Extended Market Index	PIMCO VIT International Bond
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	BlackRock High Yield V.I.
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	Fidelity VIP High Income
	Fidelity VIP Index 500	International	FT Franklin Income VIP
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	Short Duration
	Fidelity VIP Total Market Index	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	PIMCO VIT Low Duration
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Real Return
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity

*    A series of Northern Lights Variable Trust
**    Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Funds at any time.
Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.
Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older). We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We may to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.
We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.
Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.
Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.
Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.
Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.
The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.
If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or for as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.
Contract Structure
While this Rider is in effect:
1.    You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.    Joint owners are not allowed.
3.    Contingent Annuitants are not allowed.
If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:
4.    Entity owners are not allowed.
5.    You must name your spouse as the Spousal Annuitant.
6.    You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.
Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.
If the Spousal Annuitant is removed:
•the 90% Spousal Factor will continue to apply to the LPA calculation.
•the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.
•LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.
Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.
This Rider will terminate automatically on the earliest of the following dates:
1.    The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);
2.    The date the Benefit Base equals zero;
3.    The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.    Before the LPA Eligibility Date, the date the Account Value reduces to zero;
5.    The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider unless:
a.    the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime),
b.    the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or
c.    the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);
6.    If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a Death Benefit other than the Spousal Continuation Benefit;
7.    On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;
8.    The date you elect an Annuity Benefit under the contract other than a LPA Annuity Option;
9.    The date we process the cancellation of this Rider at your request;
10.    The date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:
•The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options are not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Systematic Contribution Program is not available.
•Systematic Transfer Option is not available in NY, but is available in other states.
•Customized Asset Rebalancing Program is not available.
•The GLIA Rider is not available.
Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:
1.    if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.    if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;
3.    if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;
4.    if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.    if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.
6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Plus Rider, the withdrawal is taken from your own contract value, rather than being paid out of National Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from National Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Plus Rider were to be funded from National Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of National Integrity Life.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Plus Rider is suitable for your needs.
We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.
Examples
Please see Appendix E-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.